EXPENSES BY NATURE (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
EXPENSES BY NATURE
Direct production costs	$ 877,716,948	$ 759,229,954	$ 815,455,280
Payroll and employee benefits	273,123,010	266,966,841	287,458,526
Transportation and distribution	138,486,337	137,428,173	163,361,088
Advertising	27,113,322	17,345,951	29,209,904
Depreciation and amortization	111,087,284	99,594,446	99,163,891
Repairs and maintenance	30,528,180	28,120,098	34,253,824
Other expenses	83,188,784	138,860,648	181,249,647
Total	$ 1,541,243,865	$ 1,447,546,111	$ 1,610,152,160